Schedule of investments
Delaware Ivy Core Equity Fund
June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.14%♦
Communication Services — 6.50%
Alphabet Class A †	1,293,003	$ 154,772,459
Take-Two Interactive Software †	506,882	74,592,755
		229,365,214
Consumer Discretionary — 8.03%
Amazon.com †	1,082,255	141,082,762
Aptiv †	733,310	74,863,618
AutoZone †	26,986	67,285,813
		283,232,193
Consumer Staples — 3.77%
Costco Wholesale	165,387	89,041,053
Procter & Gamble	288,905	43,838,445
		132,879,498
Energy — 2.36%
ConocoPhillips	539,642	55,912,308
Schlumberger	554,357	27,230,016
		83,142,324
Financials — 17.62%
American Express	294,131	51,237,620
Aon Class A	204,849	70,713,875
Blackstone	475,758	44,231,221
Capital One Financial	243,970	26,682,999
Discover Financial Services	284,009	33,186,452
Fiserv †	532,572	67,183,958
Intercontinental Exchange	502,880	56,865,670
JPMorgan Chase & Co.	321,338	46,735,399
KKR & Co.	1,002,765	56,154,840
Mastercard Class A	162,705	63,991,876
Morgan Stanley	679,079	57,993,347
Progressive	351,421	46,517,598
		621,494,855
Healthcare — 11.90%
Abbott Laboratories	328,468	35,809,581
Danaher	219,304	52,632,960
HCA Healthcare	384,622	116,725,085
UnitedHealth Group	345,647	166,131,774
Vertex Pharmaceuticals †	137,229	48,292,257
		419,591,657
Industrials — 9.36%
Airbus ADR	2,649,488	95,752,496
Equifax	285,571	67,194,856
Howmet Aerospace	994,789	49,301,743
Raytheon Technologies	495,051	48,495,196
United Rentals	155,491	69,251,027
		329,995,318
Information Technology — 31.40%
Apple	763,512	148,098,423
Applied Materials	583,097	84,280,840
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Intuit	146,119	$ 66,950,265
KLA	72,047	34,944,236
Microchip Technology	867,542	77,723,088
Microsoft	926,318	315,448,332
NVIDIA	107,469	45,461,536
Salesforce †	296,978	62,739,572
Seagate Technology Holdings	646,050	39,971,113
TE Connectivity	788,720	110,546,995
VeriSign †	357,058	80,684,396
Zebra Technologies Class A †	137,314	40,621,601
		1,107,470,397
Materials — 5.50%
Crown Holdings	398,820	34,645,493
Linde	237,092	90,351,019
Sherwin-Williams	260,105	69,063,080
		194,059,592
Utilities — 2.70%
NextEra Energy	1,281,164	95,062,369
		95,062,369
Total Common Stocks (cost $2,148,174,531)		3,496,293,417

Short-Term Investments — 1.04%
Money Market Mutual Funds — 1.04%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	9,182,156	9,182,156
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	9,182,154	9,182,154
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	9,182,156	9,182,156
NQ- IV001 [0623] 0823 (3049415)    1

Schedule of investments
Delaware Ivy Core Equity Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	9,182,156	$ 9,182,156
Total Short-Term Investments (cost $36,728,622)		36,728,622

Total Value of Securities—100.18% (cost $2,184,903,153)		3,533,022,039
Liabilities Net of Receivables and Other Assets—(0.18%)		(6,374,713)
Net Assets Applicable to 213,524,946 Shares Outstanding—100.00%		$3,526,647,326

♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV001 [0623] 0823 (3049415)